RELATED PARTY TRANSACTIONS - Expenses (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions with related parties
Total	Rp 15,361	Rp 15,365	Rp 15,115
% of total expenses	13.69%	14.08%	14.28%
Entities under common control
Transactions with related parties
Total	Rp 14,814	Rp 14,671	Rp 14,334
% of total expenses	13.20%	13.44%	13.54%
MCDA
Transactions with related parties
Total	Rp 10,711	Rp 10,689	Rp 10,300
% of total expenses	9.55%	9.80%	9.73%
PLN
Transactions with related parties
Total	Rp 2,905	Rp 2,779	Rp 2,602
% of total expenses	2.59%	2.55%	2.46%
Indosat
Transactions with related parties
Total	Rp 712	Rp 644	Rp 566
% of total expenses	0.63%	0.59%	0.53%
Indonesia Financial Group
Transactions with related parties
Total	Rp 137	Rp 183	Rp 198
% of total expenses	0.12%	0.17%	0.19%
Government agencies
Transactions with related parties
Total	Rp 110	Rp 114	Rp 144
% of total expenses	0.10%	0.10%	0.14%
Others, (each below Rp100 billion)
Transactions with related parties
Total	Rp 239	Rp 262	Rp 524
% of total expenses	0.21%	0.23%	0.49%
Associated companies
Transactions with related parties
Total	Rp 98	Rp 109	Rp 126
% of total expenses	0.09%	0.10%	0.12%
Others related entities
Transactions with related parties
Total	Rp 449	Rp 585	Rp 655
% of total expenses	0.40%	0.54%	0.62%
Padi UMKM
Transactions with related parties
Total	Rp 388	Rp 508	Rp 561
% of total expenses	0.35%	0.47%	0.53%
Others
Transactions with related parties
Total	Rp 61	Rp 77	Rp 94
% of total expenses	0.05%	0.07%	0.09%